Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Qualifying corporations tax	8.25%
Percentage of assessable profits	16.50%
Income tax rate percentage	16.50%	16.50%	16.50%
Net operating loss carry-forwards (in Dollars)	$ 93,107,417	$ 91,436,307
Loss carry-forward (in Dollars)	$ 39,489
Minimum [Member]
Income Taxes [Line Items]
Percentage of assessable profits	16.50%
Maximum [Member]
Income Taxes [Line Items]
Percentage of assessable profits	15.00%
Hong Kong [Member]
Income Taxes [Line Items]
Assessable profits rate (in Dollars)	$ 2,000,000
Subject to income tax rate	16.50%
United Kingdom [Member]
Income Taxes [Line Items]
Income tax rate percentage	19.00%
Singapore [Member]
Income Taxes [Line Items]
Income tax rate percentage	17.00%
United States (Nevada) [Member]
Income Taxes [Line Items]
Income tax rate percentage	21.00%